Warrants (Details) - USD ($)		6 Months Ended
	Apr. 10, 2025	Jun. 30, 2025	Jun. 30, 2024	Jul. 03, 2025	May 29, 2025	May 12, 2025	May 09, 2025	Dec. 31, 2024
Warrants [Line Items]
Shares issued (in Shares)	913,089
Warrants exercise price		$ 0.01			$ 0.01		$ 11.5
Consecutive trading day threshold		30 days
Incentive warrant		$ 0.01
Incentive warrants shares (in Shares)					459,144
Redemption price (in Dollars)				$ 4,591	$ 4,591
Minimum threshold price of common stock		$ 18
(in Dollars)		$ 168,270,630
Public Warrants [Member]
Warrants [Line Items]
Public warrants (in Shares)	10,479,990
Warrants exercise price		$ 804,604
Incentive warrants shares (in Shares)		804,604
Warrants outstanding (in Shares)		9,675,386
(in Dollars)		$ 9,252,946
Warrants issued (in Shares)
Warrant [Member]
Warrants [Line Items]
Warrants exercise price		$ 10
Warrants outstanding (in Shares)		20,453,945
(in Dollars)		$ 204,539,450
Summary of Warrant Activity [Member]
Warrants [Line Items]
(in Dollars)		$ 36,268,820
Private Warrants [Member]
Warrants [Line Items]
Incentive warrants shares (in Shares)		6,792,000
Warrants outstanding (in Shares)
Warrants issued (in Shares)
Class A Ordinary Shares [Member]
Warrants [Line Items]
Shares issued (in Shares)	20,000,000
Common stock trigger price		$ 18
Warrants issued (in Shares)						1,777,844
Class A Ordinary Shares [Member] | Public Warrants [Member]
Warrants [Line Items]
Public warrants (in Shares)	6,792,000	804,604
Class A Ordinary Shares [Member] | Private Warrants [Member]
Warrants [Line Items]
Incentive warrants shares (in Shares)						6,792,000